Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS VARIABLE INVESTMENT TRUST
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - NAV	7.60%	2.73%	3.60%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Conservative Blended Benchmark-1 (20% Equity)(a)	7.20%	2.40%	3.97%
Blended Secondary Benchmark(b)	7.40%	3.02%	4.44%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 30,670,333
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 53,697
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$30,670,333
Number of Portfolio Holdings	22
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$53,697

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	CETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - NAV	7.31%	2.47%	3.35%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Conservative Blended Benchmark-1 (20% Equity)(a)	7.20%	2.40%	3.97%
Blended Secondary Benchmark(b)	7.40%	3.02%	4.44%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 30,670,333
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 53,697
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$30,670,333
Number of Portfolio Holdings	22
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$53,697

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - NAV	12.06%	4.81%	5.82%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Income & Growth Blended Benchmark-1 (40% Equity)(a)	11.32%	4.55%	6.39%
Blended Secondary Benchmark(b)	11.05%	5.63%	7.23%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 53,431,877
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 108,781
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$53,431,877
Number of Portfolio Holdings	22
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$108,781

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	IETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - NAV	11.77%	4.54%	5.56%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Income & Growth Blended Benchmark-1 (40% Equity)(a)	11.32%	4.55%	6.39%
Blended Secondary Benchmark(b)	11.05%	5.63%	7.23%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 53,431,877
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 108,781
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$53,431,877
Number of Portfolio Holdings	22
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$108,781

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.51%*

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - NAV	16.59%	6.83%	7.85%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Balanced Blended Benchmark-1 (60% Equity)(a)	15.53%	6.75%	8.81%
Blended Secondary Benchmark(b)	14.76%	8.18%	10.00%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 182,696,192
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 389,975
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$182,696,192
Number of Portfolio Holdings	19
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$389,975

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	BETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.76%*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - NAV	16.38%	6.56%	7.58%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Balanced Blended Benchmark-1 (60% Equity)(a)	15.53%	6.75%	8.81%
Blended Secondary Benchmark(b)	14.76%	8.18%	10.00%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 182,696,192
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 389,975
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$182,696,192
Number of Portfolio Holdings	19
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$389,975

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.50%*

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class I - NAV	21.50%	8.95%	9.96%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Growth Blended Benchmark-1 (80% Equity)(a)	19.81%	9.05%	11.22%
Blended Secondary Benchmark(b)	18.52%	10.76%	12.76%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 322,342,208
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 688,654
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$322,342,208
Number of Portfolio Holdings	14
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$688,654

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	GETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.75%*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class II - NAV	21.24%	8.69%	9.68%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Growth Blended Benchmark-1 (80% Equity)(a)	19.81%	9.05%	11.22%
Blended Secondary Benchmark(b)	18.52%	10.76%	12.76%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 322,342,208
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 688,654
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$322,342,208
Number of Portfolio Holdings	14
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$688,654

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.50%*

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - NAV	25.18%	10.56%	11.49%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Aggressive Growth Blended Benchmark-1 (95% Equity)(a)	23.12%	10.83%	13.06%
Blended Secondary Benchmark(b)	21.37%	12.75%	14.82%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 262,854,460
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 548,833
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$262,854,460
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$548,833

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	AGTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.75%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - NAV	24.90%	10.30%	11.21%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Aggressive Growth Blended Benchmark-1 (95% Equity)(a)	23.12%	10.83%	13.06%
Blended Secondary Benchmark(b)	21.37%	12.75%	14.82%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 262,854,460
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 548,833
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$262,854,460
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$548,833

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
ALPS | Alerian Energy Infrastructure Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$53	0.95%*

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class I - NAV	22.75%	19.14%	10.90%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Alerian Midstream Energy Select Index	24.49%	20.88%	12.47%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 146,349,490
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 513,585
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$146,349,490
Number of Portfolio Holdings	28
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$513,585

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS | Alerian Energy Infrastructure Portfolio | Class III
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class III
Trading Symbol	ALEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$72	1.30%*

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class III - NAV	22.37%	18.70%	10.50%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Alerian Midstream Energy Select Index	24.49%	20.88%	12.47%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 146,349,490
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 513,585
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$146,349,490
Number of Portfolio Holdings	28
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$513,585

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$52	1.10%*

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class I - NAV	-11.91%	1.72%	8.70%
Morningstar Developed Markets Index*	21.77%	10.95%	12.77%
Red Rocks Global Listed Private Equity Index	-13.62%	0.53%	8.72%
Morningstar Global Markets Mid Cap Index	21.91%	7.86%	10.71%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 17,968,864
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 42,833
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$17,968,864
Number of Portfolio Holdings	52
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$42,833

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio | Class III
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class III
Trading Symbol	AVPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$67	1.42%*

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class III - NAV	-12.13%	1.43%	8.35%
Morningstar Developed Markets Index*	21.77%	10.95%	12.77%
Red Rocks Global Listed Private Equity Index	-13.62%	0.53%	8.72%
Morningstar Global Markets Mid Cap Index	21.91%	7.86%	10.71%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 17,968,864
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 42,833
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$17,968,864
Number of Portfolio Holdings	52
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$42,833

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.